Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
June 30, 2026

Dates Covered
Collections Period	06/01/26 - 06/30/26
Interest Accrual Period	06/15/26 - 07/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/26	706,211,209.58	32,203
Yield Supplement Overcollateralization Amount 05/31/26	33,372,614.21	0
Receivables Balance 05/31/26	739,583,823.79	32,203
Principal Payments	32,346,571.25	1,526
Defaulted Receivables	1,739,647.99	64
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/26	31,431,664.44	0
Pool Balance at 06/30/26	674,065,940.11	30,613

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.04%
Prepayment ABS Speed	1.84%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	9,138,844.68	392
Past Due 61-90 days	4,458,023.33	159
Past Due 91-120 days	1,027,090.36	37
Past Due 121+ days	0.00	0
Total	14,623,958.37	588

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.07%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Delinquency Trigger Occurred	NO

Recoveries	1,236,119.45
Aggregate Net Losses/(Gains) - June 2026	503,528.54
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.82%
Prior Net Losses/(Gains) Ratio	0.88%
Second Prior Net Losses/(Gains) Ratio	0.54%
Third Prior Net Losses/(Gains) Ratio	0.94%
Four Month Average	0.80%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.62%

Overcollateralization Target Amount	6,066,593.46
Actual Overcollateralization	6,066,593.46
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.10%
Weighted Average Remaining Term	50.26

Flow of Funds	$ Amount
Collections	37,766,491.96
Investment Earnings on Cash Accounts	23,830.63
Servicing Fee	(616,319.85)
Transfer to Collection Account	-
Available Funds	37,174,002.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,333,086.18
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	7,589,368.58
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,066,593.46
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,984,954.52

Total Distributions of Available Funds	37,174,002.74

Servicing Fee	616,319.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 06/15/26	699,855,308.69
Principal Paid	31,855,962.04
Note Balance @ 07/15/26	667,999,346.65

Class A-1
Note Balance @ 06/15/26	0.00
Principal Paid	0.00
Note Balance @ 07/15/26	0.00
Note Factor @ 07/15/26	0.0000000%

Class A-2a
Note Balance @ 06/15/26	83,548,940.96
Principal Paid	17,177,234.43
Note Balance @ 07/15/26	66,371,706.53
Note Factor @ 07/15/26	30.1689575%

Class A-2b
Note Balance @ 06/15/26	71,396,367.73
Principal Paid	14,678,727.61
Note Balance @ 07/15/26	56,717,640.12
Note Factor @ 07/15/26	30.1689575%

Class A-3
Note Balance @ 06/15/26	408,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	408,000,000.00
Note Factor @ 07/15/26	100.0000000%

Class A-4
Note Balance @ 06/15/26	82,330,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	82,330,000.00
Note Factor @ 07/15/26	100.0000000%

Class B
Note Balance @ 06/15/26	36,380,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	36,380,000.00
Note Factor @ 07/15/26	100.0000000%

Class C
Note Balance @ 06/15/26	18,200,000.00
Principal Paid	0.00
Note Balance @ 07/15/26	18,200,000.00
Note Factor @ 07/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,333,086.18
Total Principal Paid	31,855,962.04
Total Paid	34,189,048.22

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	304,953.63
Principal Paid	17,177,234.43
Total Paid to A-2a Holders	17,482,188.06

Class A-2b
SOFR Rate	3.59301%
Coupon	4.06301%
Interest Paid	241,736.80
Principal Paid	14,678,727.61
Total Paid to A-2b Holders	14,920,464.41

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9235444
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.2640773
Total Distribution Amount	28.1876217

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.3861529
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	78.0783383
Total A-2a Distribution Amount	79.4644912

A-2b Interest Distribution Amount	1.2858340
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	78.0783384
Total A-2b Distribution Amount	79.3641724

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	238.24
Noteholders' Third Priority Principal Distributable Amount	571.32
Noteholders' Principal Distributable Amount	190.44

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/26	3,032,278.96
Investment Earnings	8,856.56
Investment Earnings Paid	(8,856.56)
Deposit/(Withdrawal)	-
Balance as of 07/15/26	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96